INSTITUTIONALINVESTOR Aand INVESTORC [Member] Average Annual Total Returns - Investor A, C and Institutional	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
INSTITUTIONAL
Prospectus [Line Items]
Average Annual Return, Percent	5.26%	2.49%	1.82%
INVESTOR A
Prospectus [Line Items]
Average Annual Return, Percent	4.96%	2.29%	1.58%
INVESTOR C
Prospectus [Line Items]
Average Annual Return, Percent	3.11%	1.83%	1.29%